Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005489 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005489 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005489 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005489 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005489 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005489 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005489 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005489 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005489 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005489 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005489 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000005489 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000005489 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005489 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005489 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005489 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049235 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000049235 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000049235 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049235 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000049235 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000049235 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000049235 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049235 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049235 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049235 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049235 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000049235 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000049235 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049235 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049235 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049235 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049234 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000049234 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000049234 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049234 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000049234 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000049234 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000049234 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049234 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049234 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049234 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049234 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000049234 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000049234 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049234 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049234 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049234 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244820 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000244820 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244820 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244820 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244820 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244820 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244820 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244820 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244820 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244820 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244820 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000244820 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000244820 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244820 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244820 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244820 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%